S000010876 [Member] Investment Objectives and Goals - AB CORPORATE INCOME SHARES	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION AB Corporate Income Shares
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The investment objective of the Fund is to earn high current income.